Discontinued Operations And Sale Of Businesses (Tables)	12 Months Ended
Dec. 31, 2012
Results of Discontinued Operations

The results of discontinued operations for the year ended December 31, 2010 was as follows (in millions of dollars):

(millions)	Total	HIM*	UISL**
Revenue	$94.6	$42.0	$52.6
Income
Operations	$8.2	$10.0	$(1.8)
Gain on sale	69.0	64.5	4.5
	77.2	74.5	2.7
Income tax provision	–	–	–
Income from discontinued operations, net of tax	$77.2	$74.5	$2.7

* Includes results of operations through the April 30, 2010 closing date.

** Includes results of operations through the August 31, 2010 closing date.